ACCOUNTS RECEIVABLE - NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE - NET

NOTE 13. ACCOUNTS RECEIVABLE – NET

Accounts receivable consist of the following:

	December 31
(in US$ thousands)	2011	2012
Accounts receivable	$9,045	$2,959
Less: Allowance for doubful accounts	(2,594)	(130)

	$6,451	$2,829

The following is a reconciliation of changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2010, 2011 and 2012:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$200	$842	$2,594
Additions: Provision for bad debt expense	156	1,820	169
Less: Write-offs	(219)	(61)	(269)
Acquisiton - IAHGames	691	—	—
Deconsolidation - IAHGames	—	—	(2,370)
Translation adjustment	14	(7)	6

Balance at end of year	$842	$2,594	$130